CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01